TRADE AND OTHER RECEIVABLES - NET - Pledge (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade and other receivables
Assets pledged as collateral	Rp 1,129	Rp 2,330